INVESTMENT IN MARKETABLE EQUITY SECURITIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Aug. 30, 2020	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Investment in marketable equity securities		$ 2,000
Biohaven [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares	$ 140,000
Unrealized gains	$ 72,000